ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 31.6%
Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	$144,560	$131,963
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	335,000	293,229
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	90,356	87,589
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	242,003
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	32,671	31,970
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	184,394
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	102,115	99,140
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	25,822	24,499
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37‡	139,264	134,374
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26‡	235,000	227,800
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30‡	200,000	202,067
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	252,213
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	152,393	141,308
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	63,630	56,463
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	51,333	50,442
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	50,283	49,804
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	26,969	26,894
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	160,551	142,853
GLS Auto Receivables Issuer Trust, Class B, Series 2023-1A, 6.19%, 06/15/27‡	100,000	101,098
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	106,692
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28‡	190,000	187,865
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	7,413	7,313
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26‡	295,000	270,241
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	130,136	120,699
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27‡	189,023	182,592
Lendingpoint Asset Securitization Trust, Class B, Series 2022-A, 2.41%, 06/15/29‡	245,000	239,339
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	40,787	40,337
Mercury Financial Credit Card Master Trust, Class A, Series 2022-1A, 2.50%, 09/21/26‡	145,000	136,132
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27‡	305,000	305,259
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	225,426	191,456
NMEF Funding LLC, Class B, Series 2022-A, 3.35%, 10/16/28‡	195,000	183,670
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	14,599	14,490
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	188,129	179,236
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	8,185	8,120
Post Road Equipment Finance, Class B, Series 2022-1A, 5.15%, 01/16/29‡	185,000	181,354
Sierra Timeshare Receivables Funding LLC, Class C, Series 2022-2A, 6.36%, 06/20/40‡	107,333	105,823
Sofi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31‡	57,421	57,473
Tricolor Auto Securitization Trust, Class C, Series 2022-1A, 4.71%, 08/15/25‡	235,000	230,751
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	229,188
VFI ABS LLC, Class B, Series 2022-1A, 3.04%, 07/24/28‡	320,000	304,524
Westgate Resorts LLC, Class B, Series 2022-1A, 2.29%, 08/20/36‡	133,692	126,374

Total Asset Backed Securities
(Cost $6,232,907)		5,889,031

MORTGAGE BACKED SECURITIES – 17.7%

Commercial Mortgage Backed Securities – 3.2%
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.07%, 07/15/46@*	275,000	273,783
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	31,509	27,152
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	66,974	59,136
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	238,591
Total Commercial Mortgage Backed Securities		598,662

Mortgage Backed Security – 0.4%
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61@‡*	88,193	82,972

Residential Mortgage Backed Securities – 14.1%
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	54,028	51,571
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	50,754	47,688
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	27,067	25,296
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	286,430
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	19,654	18,241
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65@‡*	125,198	113,008
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	76,452	63,800
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	39,334	36,299
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.36%, 06/25/29@‡*	124,819	119,894
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	65,094	62,778
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 5.85%, 05/25/45@‡*	67,229	65,845

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	$205,000	$197,448
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	173,031	159,544
Mill City Mortgage Loan Trust, Class M2, Series 2017-3, 3.25%, 01/25/61@‡*	122,924	112,572
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	147,891	133,240
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61‡	71,767	65,066
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	25,446	24,473
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51@‡*	76,533	68,331
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	38,029	32,685
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	41,322	40,068
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	79,563	64,450
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	219,108	205,990
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	72,226	67,761
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	112,577
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	142,108	133,609
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	218,702	200,162
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.62%, 07/25/34@*	39,600	40,720
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.68%, 07/25/34@*	15,873	16,056
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.02%, 10/25/34@*	55,267	51,252
Total Residential Mortgage Backed Securities		2,616,854

Total Mortgage Backed Securities
(Cost $3,591,565)		3,298,488

CORPORATE BONDS – 17.3%

Communication Services – 0.4%
Level 3 Financing, Inc., 4.25%, 07/01/28‡	70,000	39,566
Warnermedia Holdings, Inc., 3.76%, 03/15/27‡	35,000	32,980
Total Communication Services		72,546

Consumer Discretionary – 0.0%
Advance Auto Parts, Inc., 5.95%, 03/09/28	8,000	8,249

Consumer Staples – 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28‡	21,000	21,075

Financials – 7.3%
Bank of America Corp., 2.55%, (SOFR + 1.05%), 02/04/28@	55,000	50,036
Bank of New York Mellon Corp. (The), 5.80%, (SOFR Index + 1.80%), 10/25/28@	40,000	41,673
Blackstone Private Credit Fund, 2.63%, 12/15/26	86,000	72,305
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@(a)	115,000	89,990
Citadel LP, 4.88%, 01/15/27‡	170,000	163,808
Citigroup, Inc., 4.40%, 06/10/25	75,000	73,126
Citigroup, Inc., 3.20%, 10/21/26	20,000	18,868
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52@‡	107,000	95,332
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28@	30,000	27,463
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	40,000	38,593
Huntington Bancshares, Inc., 2.63%, 08/06/24	30,000	28,135
JPMorgan Chase & Co., 4.32%, (SOFR + 1.56%), 04/26/28@	60,000	58,496
Liberty Mutual Group, Inc., 4.13%, 12/15/51‡	190,000	152,811
Morgan Stanley, 5.12%, (SOFR + 1.73%), 02/01/29@	65,000	65,436
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	74,000	72,823
Spirit Realty LP, 4.45%, 09/15/26	96,429	92,498
State Street Corp., 5.82%, (SOFR + 1.72%), 11/04/28@	40,000	41,580
Synchrony Financial, 4.88%, 06/13/25	10,000	9,262
Synchrony Financial, 3.70%, 08/04/26	13,000	11,363
Texas Capital Bancshares, Inc., 4.00%, 05/06/31	135,000	111,687
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28@	55,000	51,892
Total Financials		1,367,177

Health Care – 2.3%
Amgen, Inc., 5.25%, 03/02/25	4,000	4,040
Amgen, Inc., 5.15%, 03/02/28	37,000	37,767
CVS Health Corp., 4.30%, 03/25/28	55,000	53,975
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	55,000	48,624
Illumina, Inc., 5.75%, 12/13/27	40,000	40,911
Royalty Pharma PLC, 1.75%, 09/02/27	45,000	38,995
Universal Health Services, Inc., 1.65%, 09/01/26	175,000	153,992
Viatris, Inc., 2.30%, 06/22/27	50,000	43,808
Viatris, Inc., 2.30%, 06/22/27‡	157	137
Total Health Care		422,249

Industrials – 2.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27‡	196,987	191,359
Boeing Co. (The), 5.04%, 05/01/27	40,000	40,302
CoStar Group, Inc., 2.80%, 07/15/30‡	50,000	41,997
General Electric Co., Series D, 8.20%, (3-Month USD LIBOR + 3.33%)#@	37,000	37,102
Hexcel Corp., 4.20%, 02/15/27	30,000	28,477
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	66,000	56,575
Regal Rexnord Corp., 6.05%, 02/15/26‡	13,000	13,061
Regal Rexnord Corp., 6.05%, 04/15/28‡	18,000	18,011
Regal Rexnord Corp., 6.30%, 02/15/30‡	20,000	20,145
Total Industrials		447,029

Information Technology – 1.3%
CDW LLC / CDW Finance Corp., 3.28%, 12/01/28	98,000	86,512
Dell International LLC / EMC Corp., 4.90%, 10/01/26	80,000	79,775
Entegris Escrow Corp., 4.75%, 04/15/29‡	40,000	37,841
Kyndryl Holdings, Inc., 2.05%, 10/15/26	48,000	41,700
Total Information Technology		245,828

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Materials – 0.7%
Bayport Polymers LLC, 4.74%, 04/14/27‡	$140,000	$131,611

Real Estate – 1.6%
EPR Properties, 4.95%, 04/15/28	90,000	75,205
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	30,000	29,325
Office Properties Income Trust, 4.50%, 02/01/25	50,000	43,181
Office Properties Income Trust, 2.65%, 06/15/26	105,000	71,092
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25‡	75,000	72,607
Total Real Estate		291,410

Utilities – 1.2%
Exelon Corp., 5.15%, 03/15/28	40,000	40,696
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/25	41,000	41,710
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	164,000	137,980
Total Utilities		220,386

Total Corporate Bonds
(Cost $3,549,784)		3,227,560

U.S. TREASURY NOTES – 15.9%
U.S. Treasury Note, 0.13%, 08/31/23(a)	970,000	951,793
U.S. Treasury Note, 4.25%, 09/30/24(a)	640,000	639,150
U.S. Treasury Note, 4.13%, 01/31/25	410,000	409,728
U.S. Treasury Note, 0.63%, 12/31/27	1,095,000	951,431

Total U.S. Treasury Notes
(Cost $2,937,460)		2,952,102

FOREIGN BONDS – 6.7%

Consumer Staples – 1.0%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	110,000	109,049
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	85,000	72,616
Total Consumer Staples		181,665

Energy – 1.2%
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	80,000	72,950
Enbridge, Inc. (Canada), 7.38%, (US 5 Year CMT T-Note + 3.71%), 01/15/83@	75,000	71,890
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	95,000	86,280
Total Energy		231,120

Financials – 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/28	155,000	135,444
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	45,000	41,865
Total Financials		177,309

Industrials – 0.9%
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	208,436	171,296

Materials – 0.5%
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	100,000	95,494

Sovereign Government – 2.1%
Dominican Republic International Bond (Dominican Republic), 5.50%, 02/22/29‡	195,000	184,113
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	200,246
Total Sovereign Government		384,359

Total Foreign Bonds
(Cost $1,373,888)		1,241,243

EXCHANGE TRADED FUND – 3.0%

Debt Fund – 3.0%
Invesco Senior Loan ETF(a)
(Cost $567,894)	27,004	561,683

FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.7%
Federal National Mortgage Association, 5.00%, 10/01/52
(Cost $502,841)	501,551	500,330

MONEY MARKET FUNDS – 4.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class 4.79%(b)(c)	282,977	282,977
JPMorgan U.S. Government Money Market Fund - Institutional Class 4.63%(b)	516,895	516,895

Total Money Market Funds
(Cost $799,872)		799,872

Total Investments – 99.2%
(Cost $19,556,211)		18,470,309
Other Assets in Excess of Liabilities – 0.8%		160,666
Net Assets – 100.0%		$18,630,975

CMT - Constant Maturity Treasury Index

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $271,962; the aggregate market value of the collateral held by the fund is $1,909,768. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,626,791.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$5,889,031	$-	$5,889,031
Mortgage Backed Securities	-	3,298,488	-	3,298,488
Corporate Bonds	-	3,227,560	-	3,227,560
U.S. Treasury Notes	-	2,952,102	-	2,952,102
Foreign Bonds	-	1,241,243	-	1,241,243
Exchange Traded Fund	561,683	-	-	561,683
Federal Home Loan Mortgage Corporation	-	500,330	-	500,330
Money Market Funds	799,872	-	-	799,872
Total	$1,361,555	$17,108,754	$-	$18,470,309

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	31.6%
Commercial Mortgage Backed Securities	3.2
Communication Services	0.4
Consumer Discretionary	0.0 **
Consumer Staples	1.1
Debt Fund	3.0
Energy	1.2
Financials	8.3
Health Care	2.3
Industrials	3.3
Information Technology	1.3
Materials	1.2
Mortgage Backed Security	0.4
Mortgage Securities	2.7
Real Estate	1.6
Residential Mortgage Backed Securities	14.1
Sovereign Government	2.1
U.S. Treasury Notes	15.9
Utilities	1.2
Money Market	4.3
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

**	Less than 0.05%.